GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

9— GOODWILL AND INTANGIBLE ASSETS

As discussed in Note 1-13, ASC 350 requires that goodwill not be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC 280 operating segments — High Intensity Focused Ultrasound (HIFU), Lithotripsy (ESWL) and Distribution services (DIST) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to €496 thousand for the ESWL division, €1,271 thousand for the DIST division and to €645 thousand for the HIFU division, at December 31, 2024.

The Company completed the required annual impairment test in the fourth quarter of 2024. To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the three reportable units. In all three cases, the fair value of the reporting unit was in excess of the reporting unit’s book value, which resulted in no goodwill impairment.

Intangible assets consist of the following:

	December 31,
	2024	2023
Licenses	2,322	2,119
Trade name and trademark	320	333
Patents	412	412
Organization costs	225	225
Total gross value	3,278	3,089
Accumulated amortization for licenses	(1,239)	(1,038)
Accumulated amortization for trade name and trademark	(317)	(331)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(225)	(225)
Less: Total accumulated amortization	(2,193)	(2,005)
Total	1,085	1,084

Amortization expenses related to intangible assets amounted to €220 thousand, €175 thousand and €141 thousand, for the years ended December 31, 2024, 2023 and 2022, respectively.

For the five coming years, the annual estimated amortization expense will consist of the following:

December 31,
2024
2025	214
2026	211
2027	194
2028	107
2029	81
2030 and thereafter	209
Total	1,016